Employee Benefits - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 19,558	$ 41,813
Service cost	42	117	$ 134
Interest cost	975	672	665
Plan participants' contributions	19	19
Benefits paid	(318)	(514)
Actuarial gain	(335)	(18,636)
Foreign currency exchange rate changes	1,058	(3,913)
Benefit obligation at end of year	20,999	19,558	41,813
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	5,806	7,643
Service cost	109	146
Interest cost	136	30
Plan participants' contributions	93	82
Settlement	(645)	(218)
Prior service cost	(13)	(23)
Benefits paid and transferred balances	(134)	(182)
Actuarial gain	511	(1,527)
Foreign currency exchange rate changes	578	(145)
Benefit obligation at end of year	6,441	5,806	7,643
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	5,345	4,990
Service cost	417	404
Interest cost	132	20
Plan participants' contributions	456	325
Settlement	(753)	(844)
Benefits paid and transferred balances	795	1,125
Actuarial gain	711	(627)
Foreign currency exchange rate changes	644	(48)
Benefit obligation at end of year	$ 7,747	$ 5,345	$ 4,990